Commitments and Contingencies Expenses Incurred for Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Expense	$ 63.4	$ 64.6	$ 71.9